UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                                             811-22154

                                                                                                Columbia ETF Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center

                                                                                                                                                Minneapolis, MN 55474
(Address of principal executive offices) (Zip code)

Ryan Larrenaga
c/o Columbia Management Investment Advisers, LLC
225 Franklin Street

                                                Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

April 30, 2016

COLUMBIA ETF TRUST

Columbia Core Bond ETF

Columbia Intermediate Municipal Bond ETF

PRESIDENT'S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer-term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it's also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns.

We believe you need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen
President, Columbia ETF Trust

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009 – 2010.

■  In today's low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

■  Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong.

■  Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) could be detrimental to achieving long-term goals.

According to Wikipedia, "The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror." Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today's investment environment:

1)  Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)  Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)  Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20% – 30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there can be little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) can be detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001 – 2003 and 2011 – 2012. Conversely, flows picked up when volatility returned to "normal" levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate "spike" reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what's the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization,

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

and investors are best served through investment approaches that appreciate that distinction. Even though it's a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus, which contains this and other important information about an ETF, visit columbiathreadneedleetf.com. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

The Columbia ETF Trust is managed by Columbia Management Investment Advisers, LLC and is distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC or its parent company, Ameriprise Financial, Inc.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2016

COLUMBIA ETF TRUST

TABLE OF CONTENTS

Columbia Core Bond ETF

Performance Overview	2
Portfolio Overview	3

Columbia Intermediate Municipal Bond ETF

Performance Overview	4
Portfolio Overview	5
Understanding Your Fund's Expenses	6
Frequency Distribution of Premiums and Discounts	7
Portfolio of Investments	8
Statement of Assets and Liabilities	19
Statement of Operations	20
Statement of Changes in Net Assets	21
Financial Highlights	22
Notes to Financial Statements	24
Important Information About This Report	31

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

ALPS Distributors, Inc. is not affiliated with Columbia Management Investment Advisers, LLC.

Fund Custodian

The Bank of New York Mellon Corp.
101 Barclay Street
New York, NY 10286

Fund Transfer Agent

The Bank of New York Mellon Corp.
101 Barclay Street
New York, NY 10286

The Bank of New York Mellon Corp. is not affiliated with Columbia Management Investment Advisers, LLC.

For more information about any of the ETFs, please visit columbiathreadneedleetf.com or call 800.774.3768.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia ETF are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia ETF. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA ETF TRUST

PERFORMANCE OVERVIEW

Columbia Core Bond ETF

(Unaudited)

Performance Summary

■  Columbia Core Bond ETF (the Fund) returned 3.19% at net asset value and 2.60% at market price for the six-month period that ended April 30, 2016.

■  The Fund outperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned 2.82% for the same period.

Average Annual Total Returns (%) (for period ended April 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Market Price	01/29/10	2.60	2.40	3.47	4.00
Net Asset Value	01/29/10	3.19	2.14	3.45	3.99
Barclays U.S. Aggregate Bond Index		2.82	2.72	3.60	3.98

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management Investment Advisers, LLC (Columbia) took over portfolio management in May 2011 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in an index. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA ETF TRUST

PORTFOLIO OVERVIEW

Columbia Core Bond ETF

(Unaudited)

Quality Breakdown (%) (at April 30, 2016)
AAA rating	67.5
AA rating	1.6
A rating	10.0
BBB rating	17.4
BB rating	1.3
B rating	2.2
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one agency, that rating is used. When a bond is not rated by any agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

For information on the rating methodology of each agency, please go to: www.moodys.com, www.fitchratings.com or www.standardandpoors.com/home/en/us

Portfolio Breakdown (%) (at April 30, 2016)
Corporate Bonds & Notes	30.7
U.S. Government & Agency Obligations	30.2
U.S. Treasury Obligations	29.8
Money Market Funds	22.7
Asset-Backed Securities — Non-Agency	2.4
Mortgage-Backed Securities	1.8
Municipal Bonds	1.3
Foreign Government Obligations	0.5
Total Investments	119.4
Liabilities in Excess of Other Assets	(19.4)
Net Assets	100.0

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Portfolio Management

Orhan Imer, Ph.D., CFA

Semiannual Report 2016

COLUMBIA ETF TRUST

PERFORMANCE OVERVIEW

Columbia Intermediate Municipal Bond ETF

(Unaudited)

Performance Summary

■  Columbia Intermediate Municipal Bond ETF (the Fund) returned 3.20% at net asset value and 3.32% at market price for the six-month period that ended April 30, 2016.

■  The Fund outperformed its benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, which returned 3.09% for the same time period.

Average Annual Total Returns (%) (for period ended April 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Market Price	01/29/10	3.32	4.60	4.48	4.20
Net Asset Value	01/29/10	3.20	4.45	4.15	4.21
Barclays 3-15 Year Blend Municipal Bond Index		3.09	4.86	4.61	4.49

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management Investment Advisers, LLC (Columbia) took over portfolio management in May 2011 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in an index. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA ETF TRUST

PORTFOLIO OVERVIEW

Columbia Intermediate Municipal Bond ETF

(Unaudited)

Quality Breakdown (%) (at April 30, 2016)
AAA rating	4.1
AA rating	37.5
A rating	43.6
BBB rating	14.0
Not rated	0.8
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one agency, that rating is used. When a bond is not rated by any agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

For information on the rating methodology of each agency, please go to: www.moodys.com, www.fitchrating.com or www.standardandpoors.com/home/en/us

Top 10 States (%) (at April 30, 2016)
California	20.2
Texas	12.7
Florida	9.8
Washington	8.6
Illinois	8.2
New York	5.7
Maryland	4.3
Colorado	3.5
Arizona	2.2
Pennsylvania	2.2

Percentages indicated are based upon net assets.

For further detail about these holdings, please refer to the section entitled Portfolio of Investments.

Fund's holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Brian McGreevy

Paul Fuchs, CFA

Semiannual Report 2016

COLUMBIA ETF TRUST

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2016.

Actual Expenses

The information under each column in the table below entitled "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled "Expenses Paid for the Period 11/1/2015 to 4/30/2016" to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The information under each column in the table entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2015 ($)		Ending Account Value 4/30/2016 ($)		Expenses Paid For the Period 11/1/2015 to 4/30/2016* ($)		Annualized Expense Ratios for the Period 11/1/2015 to 4/30/2016** (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Core Bond ETF	1,000.00	1,000.00	1,031.90	1,022.53	2.37	2.36	0.47
Columbia Intermediate Municipal Bond ETF	1,000.00	1,000.00	1,032.00	1,022.77	2.12	2.11	0.42

*Expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 366.

**Expense ratios reflect expense caps through the period ended April 30, 2016.

Had the Investment Manager not waived fees or reimbursed a portion of expenses, account values at the end of the period would have been reduced.

Semiannual Report 2016

COLUMBIA ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each of the Funds.

The information shown for each Fund is for the period from inception date of such Fund through April 30, 2016.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.

		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia Core Bond ETF
January 29, 2010 – April 30, 2016
	0 - 49.9	313	713
	50 - 99.9	162	216
	100 - 199.9	65	63
	> 200	38	4
	Total	578	996
		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia Intermediate Municipal Bond ETF
January 29, 2010 – April 30, 2016
	0 - 49.9	271	978
	50 - 99.9	85	59
	100 - 199.9	4	117
	> 200	44	16
	Total	404	1170

Semiannual Report 2016

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS

Columbia Core Bond ETF

April 30, 2016 (Unaudited)

Corporate Bonds & Notes 30.7%

Issue Description	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.8%
L-3 Communications Corp. 3.950%, 11/15/16	45,000	45,600
Lockheed Martin Corp. 2.125%, 09/15/16	15,000	15,076
Total		60,676
AUTOMOTIVE 0.6%
Ford Motor Credit Co. LLC 1.070%, 11/08/16(a)	25,000	24,972
Toyota Motor Credit Corp. 0.818%, 05/16/17(a)	25,000	24,990
Total		49,962
BANKING 3.8%
Bank of America Corp. 6.400%, 08/28/17	40,000	42,442
Bank of America NA 0.914%, 06/15/16(a)	10,000	10,001
Citigroup, Inc. 4.500%, 01/14/22	35,000	38,201
Deutsche Bank AG 2.950%, 08/20/20	50,000	50,150
Fifth Third Bancorp 1.043%, 12/20/16(a)	10,000	9,973
2.300%, 03/01/19	25,000	25,138
Goldman Sachs Group, Inc. (The) 5.250%, 07/27/21	10,000	11,306
6.000%, 06/15/20	30,000	34,170
HSBC Holdings PLC 5.100%, 04/05/21	10,000	11,095
JPMorgan Chase & Co. 6.400%, 05/15/38	25,000	33,788
KeyCorp 2.300%, 12/13/18	25,000	25,226
Morgan Stanley 4.750%, 03/22/17	10,000	10,308
Total		301,798
CHEMICALS 0.6%
Eastman Chemical Co. 5.500%, 11/15/19	25,000	27,599
LYB International Finance BV 4.000%, 07/15/23	20,000	21,329
Total		48,928

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
CONSTRUCTION MACHINERY 0.5%
Caterpillar Financial Services Corp. 5.450%, 04/15/18	30,000	32,444
John Deere Capital Corp. 0.923%, 01/16/18(a)	10,000	9,994
Total		42,438
DIVERSIFIED MANUFACTURING 0.3%
United Technologies Corp. 3.100%, 06/01/22	25,000	26,453
ELECTRIC 1.9%
Berkshire Hathaway Energy Co. 5.750%, 04/01/18	14,000	15,136
Commonwealth Edison Co. 4.350%, 11/15/45	60,000	65,453
Entergy Gulf States Louisiana LLC 3.950%, 10/01/20	10,000	10,740
Exelon Generation Co. LLC 5.200%, 10/01/19	10,000	10,973
PPL Capital Funding, Inc. 3.400%, 06/01/23	10,000	10,336
Sierra Pacific Power Co. 6.000%, 05/15/16	15,000	15,025
Talen Energy Supply LLC 4.600%, 12/15/21	25,000	19,500
Total		147,163
ENVIRONMENTAL 0.4%
Waste Management, Inc. 4.750%, 06/30/20	30,000	33,325
FOOD AND BEVERAGE 1.2%
Anheuser-Busch InBev Worldwide, Inc. 5.375%, 01/15/20	30,000	33,875
Campbell Soup Co. 3.800%, 08/02/42	22,000	21,106
ConAgra Foods, Inc. 3.200%, 01/25/23	35,000	35,350
Total		90,331
FOREIGN AGENCIES 0.6%
Petrobras Global Finance BV 5.875%, 03/01/18	25,000	24,656
Petroleos Mexicanos 5.500%, 06/27/44	25,000	22,000
Total		46,656

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Core Bond ETF

April 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
GAS PIPELINES 0.9%
NiSource Finance Corp. 5.250%, 02/15/43	10,000	11,533
5.800%, 02/01/42	15,000	18,507
TransCanada Pipelines Ltd. 3.800%, 10/01/20	10,000	10,489
Transcontinental Gas Pipe Line Co. LLC 4.450%, 08/01/42	35,000	29,700
Total		70,229
HEALTH CARE 0.5%
Becton, Dickinson and Co. 2.675%, 12/15/19	5,000	5,131
Bio-Rad Laboratories, Inc. 4.875%, 12/15/20	30,000	32,662
Total		37,793
HEALTHCARE INSURANCE 0.5%
Aetna, Inc. 2.750%, 11/15/22	20,000	20,207
Anthem, Inc. 3.300%, 01/15/23	20,000	20,395
Total		40,602
INDEPENDENT ENERGY 0.3%
Anadarko Petroleum Corp. 6.375%, 09/15/17	3,000	3,185
Encana Corp. 3.900%, 11/15/21	10,000	9,150
Nexen Energy ULC 5.875%, 03/10/35	10,000	10,923
Total		23,258
INTEGRATED ENERGY 0.8%
Murphy Oil Corp. 5.125%, 12/01/42	35,000	28,924
Total Capital International SA 3.750%, 04/10/24	30,000	32,313
Total		61,237
LIFE INSURANCE 1.7%
Genworth Holdings, Inc. 4.900%, 08/15/23	25,000	17,875
Hartford Financial Services Group, Inc. (The) 5.375%, 03/15/17	25,000	25,880
MetLife, Inc. 6.400%, 12/15/36	60,000	63,936

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
Prudential Financial, Inc. 4.500%, 11/16/21	15,000	16,482
6.625%, 06/21/40	5,000	6,211
Total		130,384
MEDIA CABLE 0.4%
Comcast Corp. 5.150%, 03/01/20	20,000	22,688
DIRECTV Holdings LLC 2.400%, 03/15/17	8,000	8,082
Total		30,770
MEDIA NON-CABLE 0.2%
RELX Capital, Inc. 3.125%, 10/15/22	15,000	14,950
METALS 1.4%
Alcoa, Inc. 5.400%, 04/15/21	15,000	15,225
5.950%, 02/01/37	5,000	4,448
6.750%, 07/15/18	5,000	5,399
Arcelormittal 6.500%, 03/01/21	5,000	5,113
Freeport-McMoRan, Inc. 3.100%, 03/15/20	20,000	18,000
Teck Resources Ltd. 4.500%, 01/15/21	20,000	17,050
5.400%, 02/01/43	20,000	14,200
Vale Overseas Ltd. 4.375%, 01/11/22	10,000	9,250
Vale SA 5.625%, 09/11/42	25,000	19,750
Total		108,435
MIDSTREAM 1.1%
El Paso Corp. 6.500%, 09/15/20	20,000	21,770
El Paso Pipeline Partners Operating Co. LLC 4.300%, 05/01/24	15,000	14,632
5.000%, 10/01/21	10,000	10,357
Energy Transfer Partners LP 5.150%, 03/15/45	15,000	12,760
6.500%, 02/01/42	10,000	9,700
Kinder Morgan Energy Partners LP 3.500%, 03/01/21	10,000	9,798
Kinder Morgan, Inc. 3.050%, 12/01/19	10,000	9,944
Total		88,961

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Core Bond ETF

April 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
NON-CAPTIVE CONSUMER 0.1%
Discover Financial Services 6.450%, 06/12/17	10,000	10,480
NON-CAPTIVE DIVERSIFIED 0.7%
General Electric Capital Corp. 2.300%, 04/27/17	10,000	10,143
4.375%, 09/16/20	40,000	44,540
Total		54,683
OIL FIELD SERVICES 0.7%
Noble Holding International Ltd. 7.950%, 04/01/45	50,000	36,000
Weatherford International Ltd. 5.125%, 09/15/20	20,000	18,338
Total		54,338
OTHER FINANCIAL INSTITUTIONS 0.3%
NYSE Euronext 2.000%, 10/05/17	20,000	20,177
PHARMACEUTICALS 0.3%
Biogen, Inc. 5.200%, 09/15/45	10,000	11,395
Gilead Sciences, Inc. 3.650%, 03/01/26	10,000	10,685
Total		22,080
PROPERTY & CASUALTY 0.9%
ACE INA Holdings, Inc. 5.700%, 02/15/17	30,000	31,130
Berkshire Hathaway, Inc. 1.900%, 01/31/17	10,000	10,088
Liberty Mutual Group, Inc. 4.950%, 05/01/22(b)	30,000	32,622
Total		73,840
RAILROADS 1.1%
Burlington Northern Santa Fe LLC 3.000%, 03/15/23	15,000	15,640
4.550%, 09/01/44	25,000	27,791
Canadian Pacific Railway Co. 6.500%, 05/15/18	10,000	10,897
CSX Corp. 7.375%, 02/01/19	30,000	34,453
Total		88,781

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
REITS 0.3%
Boston Properties LP 4.125%, 05/15/21	15,000	16,188
Simon Property Group LP 2.150%, 09/15/17	10,000	10,116
Total		26,304
RESTAURANTS 0.8%
McDonald's Corp. 2.625%, 01/15/22	25,000	25,820
Yum! Brands, Inc. 3.875%, 11/01/23	40,000	37,995
Total		63,815
RETAIL 0.5%
CVS Health Corp. 5.125%, 07/20/45	30,000	35,059
RETAILERS 0.7%
Home Depot, Inc. (The) 3.350%, 09/15/25	5,000	5,415
Lowe's Cos., Inc. 4.375%, 09/15/45	45,000	50,480
Total		55,895
SUPRANATIONAL 0.3%
European Investment Bank 5.125%, 05/30/17	25,000	26,133
TECHNOLOGY 2.9%
Apple, Inc. 2.850%, 05/06/21	15,000	15,763
Automatic Data Processing, Inc. 3.375%, 09/15/25	5,000	5,373
Cisco Systems, Inc. 2.125%, 03/01/19	5,000	5,129
4.450%, 01/15/20	30,000	33,167
Intel Corp. 3.300%, 10/01/21	25,000	26,810
Jabil Circuit, Inc. 7.750%, 07/15/16	30,000	30,341
Microsoft Corp. 3.750%, 02/12/45	20,000	19,912
Oracle Corp. 2.500%, 05/15/22	25,000	25,536
6.500%, 04/15/38	30,000	40,681

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Core Bond ETF

April 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
Xerox Corp. 4.800%, 03/01/35	15,000	14,461
6.750%, 12/15/39	10,000	9,628
Total		226,801
TRANSPORTATION SERVICES 0.6%
ERAC USA Finance LLC 5.625%, 03/15/42(b)	10,000	11,617
7.000%, 10/15/37(b)	25,000	32,312
Total		43,929
WIRELESS 0.3%
American Tower Corp. 5.050%, 09/01/20	20,000	21,890
WIRELINES 1.7%
AT&T, Inc. 1.700%, 06/01/17	10,000	10,048
4.750%, 05/15/46	10,000	10,076
5.150%, 03/15/42	20,000	21,005
5.800%, 02/15/19	30,000	33,324
6.375%, 03/01/41	10,000	11,933
Verizon Communications, Inc. 2.625%, 02/21/20	32,000	32,972
3.000%, 11/01/21	10,000	10,367
Total		129,725
Total Corporate Bonds & Notes (Cost $2,337,110)		2,408,279

U.S. Government & Agency Obligations 30.2%

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 12.1%
1.883%, 04/16/32	10,424	10,433
2.210%, 12/16/35	7,302	7,310
3.500%, 05/15/45(c)	75,000	79,157
3.500%, 05/15/46(c)	350,000	369,673
4.000%, 05/15/45(c)	125,000	133,832
4.500%, 05/15/45(c)	300,000	327,645
5.000%, 02/15/40	14,536	16,139
6.000%, 12/15/37	4,949	5,574
Total		949,763
FEDERAL NATIONAL MORTGAGE ASSOCIATION 11.2%
3.000%, 05/15/31(c)	200,000	208,904
3.500%, 01/25/24	13,150	13,478
3.500%, 05/15/30(c)	175,000	185,021
3.500%, 05/15/46(c)	150,000	157,195
4.000%, 03/01/26	17,914	19,129

U.S. Government & Agency Obligations (continued)

Issue Description	Principal Amount ($)	Value ($)
4.000%, 03/01/41	44,435	47,615
4.000%, 05/15/46(c)	75,000	80,120
4.500%, 02/01/22	3,257	3,352
4.500%, 08/01/39	68,026	74,999
4.500%, 03/01/41	11,086	12,225
4.500%, 03/01/41	18,952	20,680
5.000%, 03/01/24	1,852	1,980
5.000%, 10/01/39	18,408	20,392
5.500%, 04/01/38	7,510	8,443
6.000%, 09/01/39	11,191	12,777
6.500%, 09/01/38	9,683	11,245
Total		877,555
FEDERAL HOME LOAN MORTGAGE CORPORATION 6.9%
2.500%, 05/27/16	300,000	300,469
3.500%, 03/15/24	1,666	1,676
3.500%, 09/15/24	2,138	2,189
3.750%, 03/27/19	150,000	161,811
5.000%, 02/01/40	42,678	47,164
5.500%, 05/01/35	16,279	18,142
6.000%, 10/01/38	6,104	6,944
6.500%, 08/01/38	887	1,010
Total		539,405
Total U.S. Government & Agency Obligations (Cost $2,335,471)		2,366,723

U.S. Treasury Obligations 29.8%

U.S. TREASURY INFLATION INDEXED NOTE 12.3%
0.125%, 04/15/19	100,000	103,366
0.125%, 01/15/22	425,000	452,544
0.250%, 01/15/25	185,000	187,496
1.125%, 01/15/21	190,000	219,943
Total		963,349
U.S. TREASURY NOTE 9.9%
1.000%, 06/30/19	150,000	150,188
1.250%, 12/15/18	130,000	131,280
1.750%, 12/31/20	50,000	51,105
2.000%, 02/15/23	160,000	164,388
2.125%, 01/31/21	60,000	62,341
2.250%, 07/31/21	120,000	125,480
7.500%, 11/15/24	65,000	95,004
Total		779,786
U.S. TREASURY BOND 6.4%
2.500%, 02/15/45	75,000	72,457
2.750%, 08/15/42	100,000	102,527
4.375%, 02/15/38	50,000	67,012

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Core Bond ETF

April 30, 2016 (Unaudited)

U.S. Treasury Obligations (continued)

Issue Description	Principal Amount ($)	Value ($)
5.000%, 05/15/37	80,000	116,066
5.250%, 11/15/28	55,000	74,858
5.375%, 02/15/31	50,000	71,145
Total		504,065
U.S. TREASURY INFLATION INDEXED BOND 1.2%
0.750%, 02/15/42	90,000	92,007
Total U.S. Treasury Obligations (Cost $2,238,663)		2,339,207

Asset-Backed Securities — Non-Agency 2.4%

Honda Auto Receivables 2015-2 Owner Trust 1.040%, 02/21/19	50,000	49,973
Resolution Funding Corp PO Strip(d) 0.000%, 10/15/19	50,000	47,805
Small Business Administration Participation Certificates 3.110%, 04/01/34	44,416	46,507
3.920%, 10/01/29	24,008	25,811
3.150%, 07/01/33	20,575	21,525
Total Asset-Backed Securities — Non-Agency (Cost $184,562)		191,621

Mortgage-Backed Securities 1.8%

Citigroup/Deutsche Bank Commercial Mortgage Trust 5.322%, 12/11/49	19,202	19,516
Csail Commercial Mortgage Trust 3.231%, 06/15/57	100,000	103,769
Greenwich Capital Commercial Funding Corp. 5.444%, 03/10/39	21,039	21,397
Total Mortgage-Backed Securities (Cost $143,289)		144,682

Municipal Bonds 1.3%

CALIFORNIA 0.4%
State of California 7.550%, 04/01/39	20,000	31,003
ILLINOIS 0.6%
Metropolitan Water Reclamation District of Greater Chicago 5.720%, 12/01/38	30,000	36,734
State of Illinois 5.877%, 03/01/19	10,000	10,845
Total Illinois		47,579

Municipal Bonds (continued)

Issue Description	Principal Amount ($)	Value ($)
OHIO 0.3%
Bowling Green State University Revenue Bonds 5.080%, 06/01/18	20,000	21,520
JobsOhio Beverage System Series B Revenue Bonds 3.235%, 01/01/23	5,000	5,058
Total Ohio		26,578
Total Municipal Bonds (Cost $91,178)		105,160

Foreign Government Obligations 0.5%

Mexico Government International Bond 3.625%, 03/15/22	8,000	8,272
Turkey Government International Bond 6.875%, 03/17/36	25,000	29,781
Total Foreign Government Obligations (Cost $35,972)		38,053

Money Market Funds 22.7%

	Shares	Value ($)
Dreyfus Treasury Securities Cash Management Institutional Shares 0.150%(e)	1,785,546	1,785,546
Total Money Market Funds (Cost $1,785,546)		1,785,546
Total Investments (Cost $9,151,791)		9,379,271
Other Assets & Liabilities, Net		(1,526,431)
Net Assets		7,852,840

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Core Bond ETF

April 30, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  Variable rate security.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At April 30, 2016, the net value of these securities amounted to $76,551 or 1.0% of net assets.

(c)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)  Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.

(e)  The rate shown is the seven-day current annualized yield at April 30, 2016.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Core Bond ETF

April 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2016:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Bonds & Notes	—	2,408,279	—	2,408,279
U.S. Government & Agency Obligations	—	2,366,723	—	2,366,723
U.S. Treasury Obligations	1,283,851	1,055,356	—	2,339,207
Asset-Backed Securities — Non-Agency	—	191,621	—	191,621
Mortgage-Backed Securities	—	144,682	—	144,682
Municipal Bonds	—	105,160	—	105,160
Foreign Government Obligations	—	38,053	—	38,053
Money Market Fund	1,785,546	—	—	1,785,546
Total	3,069,397	6,309,874	—	9,379,271

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market value approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	838,553	838,553	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Level 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS

Columbia Intermediate Municipal Bond ETF

April 30, 2016 (Unaudited)

Municipal Bonds 98.6%

Issue Description	Principal Amount ($)	Value ($)
ALASKA 2.0%
Alaska Industrial Development & Export Authority Revolving Fund Series A Revenue Bonds 5.000%, 04/01/19	100,000	111,460
ARIZONA 2.2%
City of Scottsdale 5.000%, 07/01/24	100,000	119,083
CALIFORNIA 20.2%
California Health Facilities Financing Authority Revenue Scripps Health Series A Revenue Bonds 5.000%, 11/15/24	100,000	119,163
California State Economic Recovery Series A 5.000%, 07/01/22	100,000	100,789
California State Public Works Board Series A Revenue Bonds 5.000%, 09/01/31	100,000	121,393
California State Public Works Board Lease Revenue Department of Correction and Rehabilitation Revenue Bonds 5.000%, 06/01/20	200,000	231,898
California Statewide Communities Development Authority Series A Revenue Bonds 5.000%, 10/01/28	100,000	118,399
San Diego Public Facilities Financing Authority Sewer Revenue Series A Revenue Bonds 5.000%, 05/15/24	150,000	169,080
State of California 4.000%, 09/01/32	100,000	112,908
5.000%, 02/01/27	100,000	120,084
Total California		1,093,714
COLORADO 3.5%
Colorado Health Facilities Authority Revenue Bonds 5.000%, 12/01/27	75,000	85,922

Municipal Bonds (continued)

Issue Description	Principal Amount ($)	Value ($)
Denver Colorado City & County Airport Revenue System Series A Revenue Bonds 5.000%, 11/15/23	100,000	102,489
Total Colorado		188,411
DISTRICT OF COLUMBIA 2.1%
District of Columbia Revenue Bonds 5.000%, 06/01/36	100,000	113,291
FLORIDA 9.8%
Citizens Property Insurance Corp. Series A-1 Revenue Bonds 5.500%, 06/01/17	150,000	157,590
County of Miami-Dade Florida Aviation Revenue Series B Revenue Bonds 5.000%, 10/01/32	120,000	142,755
Orange County School Board Revenue Bonds 5.000%, 08/01/33	100,000	120,182
Orlando Utilities Commission Utility System Revenue Series B Revenue Bonds 5.000%, 10/01/23	100,000	111,216
Total Florida		531,743
ILLINOIS 8.2%
City of Chicago Waterworks Revenue Revenue Bonds 5.000%, 11/01/25	200,000	224,316
Illinois Finance Authority Revenue Swedish Covenant Hospital Series A Revenue Bonds 5.500%, 08/15/24	100,000	112,453
Illinois Municipal Electric Agency Series A Revenue Bonds 5.000%, 02/01/30	60,000	71,825
State of Illinois 5.250%, 02/01/31	35,000	38,355
Total Illinois		446,949

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Intermediate Municipal Bond ETF

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Principal Amount ($)	Value ($)
LOUISIANA 1.5%
Parish of St. Charles Louisiana Revenue Bonds 4.000%, 12/01/40	75,000	81,794
MARYLAND 4.3%
Maryland Health & Higher Educational Facilities Authority Revenue Carroll Hospital Series A Revenue Bonds 5.000%, 07/01/21	200,000	232,542
MASSACHUSETTS 2.0%
Massachusetts Development Finance Agency, Prerefunded Series B Revenue Bonds 4.750%, 09/01/23	35,000	38,240
Massachusetts Development Finance Agency, Unrefunded Series B Revenue Bonds 4.750%, 09/01/23	65,000	70,699
Total Massachusetts		108,939
MICHIGAN 1.6%
Royal Oak Hospital Finance Authority Series D Revenue Bonds 5.000%, 09/01/32	75,000	86,481
MISSOURI 1.6%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 5.000%, 02/01/26	75,000	85,776
NEW JERSEY 2.1%
New Jersey Transportation Trust Fund Authority Transportation System Series B Revenue Bonds 5.500%, 12/15/19	100,000	112,104
NEW MEXICO 1.9%
New Mexico Finance Authority Revenue Subordinated Lien Public PJ Revolving Fund Series C Revenue Bonds 5.250%, 06/15/18	100,000	105,173

Municipal Bonds (continued)

Issue Description	Principal Amount ($)	Value ($)
NEW YORK 5.7%
New York State Dormitory Authority Series A Revenue Bonds 5.000%, 05/01/31	80,000	95,398
New York State Thruway Authority Series H Revenue Bonds 5.000%, 01/01/22	100,000	106,788
New York State Thruway Authority Personal Income Tax Revenue Transportation System Series A Revenue Bonds 5.000%, 03/15/18	100,000	108,034
Total New York		310,220
OKLAHOMA 2.1%
Oklahoma Municipal Power Authority Supply Systems Revenue Series A Revenue Bonds 5.000%, 01/01/23	100,000	112,802
PENNSYLVANIA 2.2%
Lancaster County Solid Waste Management Authority Series A Revenue Bonds 5.250%, 12/15/29	100,000	118,556
SOUTH CAROLINA 2.2%
County of Florence South Carolina Revenue Bonds 5.000%, 11/01/32	100,000	118,627
TEXAS 12.7%
Central Texas Regional Mobility Authority Series A Revenue Bonds 5.000%, 01/01/30	100,000	117,330
Central Texas Turnpike System Series C Revenue Bonds 5.000%, 08/15/34	100,000	115,299
Harris County, Texas Series C Revenue Bonds 5.000%, 08/15/22	100,000	113,244
Lower Colorado River Authority Texas Revenue, Prerefunded 5/15/19 Revenue Bonds 5.000%, 05/15/22	5,000	5,607

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Intermediate Municipal Bond ETF

April 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Principal Amount ($)	Value ($)
Lower Colorado River Authority Texas Revenue, Unrefunded Revenue Bonds 5.000%, 05/15/22	95,000	106,185
North Texas Tollway Authority Revenue Bonds 5.000%, 01/01/31	50,000	58,524
North Texas Tollway Authority Revenue Specials Projects System Series A Revenue Bonds 5.000%, 09/01/30	150,000	175,659
Total Texas		691,848
WASHINGTON 8.6%
Energy Northwest Series A Revenue Bonds 5.000%, 07/01/27	100,000	128,389
Energy Northwest Washington Electric Revenue Columbia Station Series A Revenue Bonds 5.000%, 07/01/22	75,000	89,667
FYI Properties Washington Lease Revenue Washington State District Project Revenue Bonds 5.000%, 06/01/22	100,000	111,717

Municipal Bonds (continued)

Issue Description	Principal Amount ($)	Value ($)
Port of Seattle Washington Revenue Authority Series A Revenue Bonds 5.500%, 09/01/20	115,000	136,055
Total Washington		465,828
WISCONSIN 2.1%
Wisconsin Health & Educational Facilities Authority Revenue Aurora Health Care Inc. Series A Revenue Bonds 5.250%, 04/15/24	100,000	113,161
Total Municipal Bonds (Cost $5,006,529)		5,348,502

Money Market Funds 0.7%

	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Institutional Shares 0.160%(a)	39,241	39,241
Total Money Market Funds (Cost $39,241)		39,241
Total Investments (Cost $5,045,770)		5,387,743
Other Assets & Liabilities, Net		37,918
Net Assets		5,425,661

Notes to Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at April 30, 2016.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Intermediate Municipal Bond ETF

April 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2016:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	—	5,348,502	—	5,348,502
Money Market Fund	39,241	—	—	39,241
Total	39,241	5,348,502	—	5,387,743

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market value approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

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COLUMBIA ETF TRUST

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (unaudited)

	Columbia Core Bond ETF	Columbia Intermediate Municipal Bond ETF
Assets
Investments, at cost:	$9,151,791	$5,045,770
Investments, at fair value (Note 2)	$9,379,271	$5,387,743
Receivable for:
Interest	49,449	67,240
Due from investment manager	18,271	15,572
Prepaid expenses	5,826	5,824
Total assets	9,452,817	5,476,379
Liabilities
Payable for:
Investments purchased	1,541,552	—
Compensation of board members	12,597	12,604
Investment management fees	3,203	2,132
Other accrued expenses	42,625	35,982
Total liabilities	1,599,977	50,718
Net assets applicable to outstanding capital stock	$7,852,840	$5,425,661
Represented by
Paid-in capital	$7,602,062	$5,109,440
Undistributed (accumulated) net investment income (loss)	(797)	29,834
Undistributed (accumulated) net realized gain (loss) on investments	24,095	(55,586)
Net unrealized appreciation on investments	227,480	341,973
Total — representing net assets applicable to outstanding capital stock	$7,852,840	$5,425,661
Shares outstanding	150,010	100,010
Net asset value per share	$52.35	$54.25

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2016 (unaudited)

	Columbia Core Bond ETF	Columbia Intermediate Municipal Bond ETF
Investment Income
Interest	$80,869	$89,719
Expenses:
Administration fees	34,845	35,631
Pricing fees	24,115	13,592
Investment management fees	19,103	12,831
Professional fees	7,454	6,800
Transfer agent fees	5,968	5,968
Shareholder reporting fees	5,902	5,105
Compensation of board members	5,799	5,783
Custody fees	4,123	1,260
Exchange listing fees	3,729	3,729
Insurance fees	2,466	2,465
Other	1,275	1,130
Total expenses	114,779	94,294
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(96,829)	(83,157)
Total net expenses	17,950	11,137
Net investment income	62,919	78,582
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	29,465	3,197
Total realized gain	29,465	3,197
Change in net unrealized appreciation on investments	149,466	87,425
Net realized and unrealized gain on investments	178,931	90,622
Net increase in net assets resulting from operations	$241,850	$169,204

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Columbia Core Bond ETF		Columbia Intermediate Municipal Bond ETF
	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015
Operations
Net investment income	$62,919	$115,242	$78,582	$155,176
Net realized gain	29,465	55,791	3,197	11,525
Net change in unrealized appreciation (depreciation)	149,466	(129,719)	87,425	(69,238)
Net increase in net assets resulting from operations	241,850	41,314	169,204	97,463
Distributions to shareholders
Net investment income	(62,485)	(126,873)	(75,341)	(152,453)
Net realized gain	(42,159)	—	—	—
Total distributions to shareholders	(104,644)	(126,873)	(75,341)	(152,453)
Shareholder transactions
Proceeds from shares sold	—	2,583,222	—	—
Net increase in net assets resulting from shareholder transactions	—	2,583,222	—	—
Increase (decrease) in net assets	137,206	2,497,663	93,863	(54,990)
Net Assets
Net assets beginning of period	7,715,634	5,217,971	5,331,798	5,386,788
Net assets at end of period	$7,852,840	$7,715,634	$5,425,661	$5,331,798
Undistributed net investment income (loss)	$(797)	$(1,231)	$29,834	$26,593
Capital stock activity
Shares outstanding, beginning of period	150,010	100,010	100,010	100,010
Subscriptions	—	50,000	—	—
Shares outstanding, end of period	150,010	150,010	100,010	100,010

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST

FINANCIAL HIGHLIGHTS

Columbia Core Bond ETF

	For the Six Months Ended April 30, 2016		For the Year Ended October 31,
	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$51.43		$52.17	$51.36	$53.53	$52.88	$52.52
Net investment income(a)	0.42		1.00	1.08	1.02	1.19	1.65
Net realized and unrealized gain (loss)	1.20		(0.61)	0.94	(1.69)	1.74	0.92
Total from investment operations	1.62		0.39	2.02	(0.67)	2.93	2.57
Less distributions to shareholders:
Net investment income	(0.42)		(1.13)	(1.21)	(1.21)	(1.35)	(1.83)
Net realized gains	(0.28)		—	—	(0.29)	(0.93)	(0.38)
Total distribution to shareholders	(0.70)		(1.13)	(1.21)	(1.50)	(2.28)	(2.21)
Net asset value, end of period	$52.35		$51.43	$52.17	$51.36	$53.53	$52.88
Total Return at NAV(b)	3.19%		0.74%	3.99%	(1.26%)	5.73%	5.12%
Total Return at Market(b)	2.60%		1.62%	4.43%	(3.96%)	5.73%	8.16%
Ratios to average net assets of:
Expenses, net of expense waivers	0.47	%(c)	0.51%	0.57%	0.53%	0.40%	0.35%
Expenses, prior to expense waivers	3.00	%(c)	3.66%	4.26%	4.31%	4.71%	5.77%
Net investment income, net of waivers	1.65	%(c)	1.92%	2.10%	1.96%	2.26%	3.19%
Supplemental data
Net assets, end of period (in thousands)	$7,853		$7,716	$5,218	$5,136	$5,354	$5,289
Portfolio turnover rate(d)	154	%(e)	234%	197%	178%	176%	116%

(a)  Based on average shares outstanding.

(b)  Total Return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

(c)  Annualized.

(d)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(e)  Not annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST

FINANCIAL HIGHLIGHTS

Columbia Intermediate Municipal Bond ETF

	For the Six Months Ended April 30, 2016		For the Year Ended October 31,
	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$53.31		$53.86	$52.62	$54.80	$52.16	$51.71
Net investment income(a)	0.79		1.55	1.51	1.37	1.36	1.38
Net realized and unrealized gain (loss) on investments	0.90		(0.58)	1.20	(2.10)	2.65	0.76
Total from investment operations	1.69		0.97	2.71	(0.73)	4.01	2.14
Less distributions to shareholders:
Net investment income	(0.75)		(1.52)	(1.47)	(1.43)	(1.37)	(1.35)
Net realized gains	—		—	—	(0.02)	—	(0.34)
Total distribution to shareholders	(0.75)		(1.52)	(1.47)	(1.45)	(1.37)	(1.69)
Net asset value, end of period	$54.25		$53.31	$53.86	$52.62	$54.80	$52.16
Total Return at NAV(b)	3.20%		1.84%	5.22%	(1.35%)	7.77%	4.29%
Total Return at Market(b)	3.32%		1.89%	6.19%	(2.45%)	7.97%	4.43%
Ratios to average net assets of:
Expenses, net of expense waivers	0.42	%(c)	0.42%	0.45%	0.50%	0.42%	0.35%
Expenses, prior to expense waivers	3.53	%(c)	3.51%	3.60%	2.94%	3.48%	5.53%
Net investment income, net of waivers	2.94	%(c)	2.91%	2.84%	2.54%	2.53%	2.69%
Supplemental data
Net assets, end of period (in thousands)	$5,426		$5,332	$5,387	$5,262	$8,221	$5,216
Portfolio turnover rate(d)	10	%(e)	13%	9%	9%	5%	6%

(a) Based on average shares outstanding.

(b) Total Return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

(c) Annualized.

(d) Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(e) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2016 (Unaudited)

Note 1. Organization

Columbia ETF Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Trust may issue an unlimited number of shares (without par value).

Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Core Bond ETF and Columbia Intermediate Municipal Bond ETF. Each Fund currently operates as a diversified fund.

Fund Shares

The market prices of each Fund's shares may differ to some degree from the Fund's net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a "Creation Unit." A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds' shares are also listed on the New York Stock Exchange (NYSE) for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Investments in other open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

Semiannual Report 2016

COLUMBIA ETF TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Asset- and Mortgage-Backed Securities

Certain Funds may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

Certain Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk to the Funds since the other party to the transaction may fail to deliver which would cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

To Be Announced Securities

Certain Funds may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Mortgage Dollar Roll Transactions

Certain Funds may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Interest Only and Principal Only Securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made

Semiannual Report 2016

COLUMBIA ETF TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Funds may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses

General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund.

Determination of Net Asset Value

The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the NYSE is open.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Distributions to Shareholders

Distributions from net investment income are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of each Fund's average daily net assets that declines as each Fund's average daily net assets increase:

	Fee Range
Columbia Core Bond ETF	0.50	% - 0.34%
Columbia Intermediate Municipal Bond ETF	0.48	% - 0.29%

The annualized effective investment management fee rate, as a percentage of each Fund's average daily net assets, for the six months ended April 30, 2016, was as follows:

Annualized Effective Fee Rate
Columbia Core Bond ETF	0.50%
Columbia Intermediate Municipal Bond ETF	0.48%

Semiannual Report 2016

COLUMBIA ETF TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Funds or the Board, including payments to a company providing limited administrative services to the Funds and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended April 30, 2016, other expenses paid to this company were as follows:

Columbia Core Bond ETF	$518
Columbia Intermediate Municipal Bond ETF	$517

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Funds as disclosed in the Statements of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Funds.

Distribution and Service Fees

ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Plan). Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (the Service Providers) at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board, however, and there are no current plans to impose these fees.

Expenses Waived/Reimbursed by the Investment Manager

The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that each Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed, do not exceed the following annual rates as a percentage of the respective Fund's average daily net assets:

	March 1, 2016 through February 28, 2017	November 1, 2015 through February 29, 2016
Columbia Core Bond ETF	0.45%	0.48%
Columbia Intermediate Municipal Bond ETF	0.41	0.42

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Funds, if applicable: taxes, expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and other exchange-traded funds), brokerage commissions, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager in future periods. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2016, the cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Appreciation (Depreciation)
Columbia Core Bond ETF	$9,157,161	$275,150	$(53,040)	$222,110
Columbia Intermediate Municipal Bond ETF	5,045,770	342,876	(903)	341,973

Semiannual Report 2016

COLUMBIA ETF TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

The following capital loss carryforward, determined at October 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	No Expiration — Short-Term	No Expiration — Long-Term	Total
Columbia Core Bond ETF	$—	$—	$—
Columbia Intermediate Municipal Bond ETF	58,783	—	58,783

For the year ended October 31, 2015, the amount of capital loss carryforwards utilized, expired unused and permanently lost were as follows:

	Utilized	Expired	Lost
Columbia Core Bond ETF	$6,932	$—	$—
Columbia Intermediate Municipal Bond ETF	11,525	—	—

Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended April 30, 2016, were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Columbia Core Bond ETF	$11,402,995	$11,224,832	$90,041	$266,570
Columbia Intermediate Municipal Bond ETF	—	—	687,443	535,101

The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in a Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by a Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by a Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of a Fund's investments. The Funds may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time a Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Semiannual Report 2016

COLUMBIA ETF TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Municipal Securities Risk

Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security, as held in Columbia Intermediate Municipal Bond ETF, can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state's (state and its instrumentalities') financial, economic or other condition and prospects.

Note 7. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 8. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the 1940 Act, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Board of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016

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Semiannual Report 2016

COLUMBIA ETF TRUST

IMPORTANT INFORMATION ABOUT THIS REPORT

Voting Policies, Procedures and Record

A description of the Trust's proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleetf.com or searching the website of the Securities and Exchange Commission (the SEC) at sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

Semiannual Report 2016

Columbia ETF Trust

225 Franklin Street

Boston, MA 02110

Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleetf.com. Read the prospectus carefully before investing. Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedleetf.com

SAR146_10_F01_(06/16)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)  The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)  There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
(principal executive officer)

Date	June 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
(principal executive officer)

Date	June 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer
(principal financial officer)

Date	June 21, 2016